Organization and Principal Activities - Principle subsidiaries of Vies and Equity investees (Detail)	12 Months Ended
Dec. 31, 2018 [1]
Cheetah Technology
Percentage of ownership	100.00%
Zhuhai Juntian
Percentage of ownership	100.00%
Beijing Security
Percentage of ownership	100.00%
Conew Network
Percentage of ownership	100.00%
Cheetah Mobile America
Percentage of ownership	100.00%
HK Zoom
Percentage of ownership	100.00%
Cheetah Information
Percentage of ownership	100.00%
MobPartner
Percentage of ownership	100.00%
Moxiu Technology
Percentage of ownership	51.58%
Cheetah Mobile Singapore
Percentage of ownership	100.00%
Live.me.Inc
Percentage of ownership	52.10%
Hong Kong Live.me
Percentage of ownership	52.10%
Beijing Lewo Wuxian Technology Co., Ltd
Percentage of ownership	52.10%
Taiwan Cheetah
Percentage of ownership	100.00%
Japan Kingsoft
Percentage of ownership	41.90%
Cheetah Mobile Hong Kong
Percentage of ownership	100.00%
Conew.com Corporation [Member]
Percentage of ownership	100.00%
Hongkong Cheetah Mobile Technology Limited [Member]
Percentage of ownership	100.00%
Beijing Conew
Percentage of ownership	0.00%
Beijing Mobile
Percentage of ownership	0.00%
Beijing Cheetah Network Technology Co Ltd.
Percentage of ownership	0.00%

[1]	Percentage of ownership is calculated on fully diluted basis.